Geographical Information (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Dec. 31, 2015	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 4,953.2	$ 4,490.9	$ 4,535.2	$ 4,294.8	$ 4,652.5	$ 4,123.2	$ 4,270.9	$ 3,918.8	$ 18,274.1	$ 16,965.4	$ 16,889.6
Long-lived Assets		2,577.8				2,448.8				2,577.8	2,448.8	2,426.5
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]									9,085.6	8,607.3	8,147.7
Long-lived Assets		1,630.2				1,532.0				1,630.2	1,532.0	1,501.7
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]									1,729.6	1,376.4	1,223.1
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]									995.8	899.7	1,005.9
Long-lived Assets		157.6				169.4				157.6	169.4	170.3
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]									742.2	778.1	754.5
Long-lived Assets		216.8				261.1				216.8	261.1	265.5
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]									737.3	611.1	672.8
All Other Countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]									4,983.6	4,692.8	5,085.6
Long-lived Assets		$ 573.2				$ 486.3				$ 573.2	$ 486.3	$ 489.0

[1]	Revenues are attributed to countries based on customer location.